Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 307,699	$ 170,557
Prepaid expenses and other current assets	385,500	259,854
Other receivables	10,385	2,262
Prepaid expenses			$ 1,600
Total current assets	794,083	432,673	1,600
Property, plant and equipment, net	2,898,476	2,913,509
Mineral rights	30,100,000	30,100,000
Total assets	33,792,559	33,446,182	1,600
Current liabilities
Accounts payable	5,360,816	1,847,858	11,122
Accounts payable- related party, net
Accrued expenses and other current liabilities	1,940,556	936,289
Advances payable	648,000	648,000
Convertible notes payable	3,183,579	2,472,848
Total current liabilities	11,530,667	8,006,108	11,122
Non-current liabilities
Warrants liabilities	2,185,000
Royalty obligation	2,700,000	2,700,000
Contingent consideration liability	17,100,000	17,100,000
Asset retirement obligation	14,808,000	13,937,000
Total liabilities	48,323,667	41,743,108	11,122
Commitments and contingencies
Stockholders’ equity deficit
Ordinary Shares
Additional paid in capital	7,038,156	3,716,962
Subscription receivables	(1,980,727)
Accumulated deficit	(19,808,254)	(11,972,315)	(9,522)
Accumulated other comprehensive loss	216,435	(42,551)
Total stockholders’ deficit	(14,531,108)	(8,296,926)	(9,522)
Total liabilities and stockholders’ deficit	33,792,559	33,446,182	1,600
Related Party
Current assets
Accounts Receivable - related party, net	90,499
Current liabilities
Accounts payable- related party, net	397,716	2,101,113
PERCEPTION CAPITAL CORP IV
Current assets
Cash		43,499	222,581
Prepaid expenses		28,500	407,235
Total current assets		71,999	629,816
Cash held in Trust Account		3,954,190	52,977,929
Total assets		4,026,189	53,607,745
Current liabilities
Accounts payable and accrued expenses		1,084,378	118,682
Convertible notes payable		1,328,839	1,000,000
Derivative liability			7,273
Total current liabilities		2,413,217	1,125,955
Non-current liabilities
Total non-current liabilities		282,650	1,162,320
Warrants liabilities		282,650	1,162,320
Total liabilities		2,695,867	2,288,275
Commitments and contingencies
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
Class A ordinary shares subject to possible redemption, $0.0001 par value; 332,928 and 4,777,672 shares issued and outstanding subject to possible redemption, at approximately $11.58 and $11.07 redemption value at December 31, 2024 and 2023, respectively		3,854,190	52,877,929
Stockholders’ equity deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; 609,250 issued and outstanding and non issued or outstanding at December 31, 2024 and 2023, respectively		60
Additional paid in capital		1,789,280	3,457,783
Accumulated deficit		(4,313,858)	(5,016,817)
Total stockholders’ deficit		(2,523,868)	(1,558,459)
Total liabilities and stockholders’ deficit		4,026,189	53,607,745
Class A Ordinary Shares
Stockholders’ equity deficit
Ordinary Shares	$ 3,282	978
Class A Ordinary Shares | PERCEPTION CAPITAL CORP IV
Stockholders’ equity deficit
Ordinary Shares		650	575
Class B Ordinary Shares | PERCEPTION CAPITAL CORP IV
Stockholders’ equity deficit
Ordinary Shares
Previously Reported
Current assets
Prepaid expenses
Total current assets
Total assets
Current liabilities
Accounts payable		4,161
Accounts payable- related party, net		6,961
Total current liabilities		11,122
Non-current liabilities
Total liabilities		11,122
Commitments and contingencies
Stockholders’ equity deficit
Ordinary Shares
Accumulated deficit		(11,122)
Total stockholders’ deficit		(11,122)
Total liabilities and stockholders’ deficit